Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
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Classification of Financial Assets and Liabilities	The following table summarizes the classification of the Company’s financial assets and liabilities:

		December 31	December 31
(in thousands)	Note	2022	2021

Financial assets

Financial assets mandatorily measured at FVTNE 1

Cash and cash equivalents	26	$696,089	$226,045

Trade receivables from provisional concentrate sales, net of fair value adjustment	6, 11	2,516	1,716

Long-term investments - warrants held		560	1,536

Convertible note receivable	17	-	17,086

Investments in equity instruments designated at FVTOCI 1

Long-term investments - common shares held	18	255,535	59,941

Financial assets measured at amortized cost

Non-revolving term loan	17, 28	-	816

Trade receivables from sales of cobalt	11	6,642	9,488

Refundable deposit - 777 PMPA	1 9	8,073	-

Other accounts receivable		1,029	373

Total financial assets		$970,444	$317,001

Financial liabilities

Financial liabilities at amortized cost

Accounts payable and accrued liabilities		$12,570	$13,939

Pension liability		3,524	2,685

Total financial liabilities		$16,094	$16,624

1)	FVTNE refers to Fair Value Through Net Earnings, FVTOCI refers to Fair Value Through Other Comprehensive Income

Maximum Exposure to Credit Risk Related to Financial Assets
The Company’s maximum exposure to credit risk related to its financial assets is as follows:

		December 31	December 31
(in thousands)	Note	2022	2021

Cash and cash equivalents	26	$696,089	$226,045

Trade receivables from provisional concentrate sales, net of fair value adjustment	11	2,516	1,716

Trade receivables from sales of cobalt	11	6,642	9,488

Refundable Deposit - 777 PMPA	1 9	8,073	-

Other accounts receivables	11	1,029	373

Non-revolving term loan	17, 28	-	816

Convertible notes receivable	17	-	17,086

Maximum exposure to credit risk related to financial assets		$714,349	$255,524

Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities
The table includes both interest and principal cash flows, where applicable.

				As at December 31, 2022

(in thousands)	2022	2023 - 2024		2025 - 2026	After 2026	Total

Accounts payable and accrued liabilities	$12,570	$	-	$-	$-	$12,570

Performance share units 1	14,566		6,673	-	-	21,239

Total	$27,136	$	6,673	$-	$-	$33,809

1)	See Note 2 4 .1 for estimated value per PSU at maturity and anticipated performance factor at maturity.

Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities	The carrying amounts of the Company’s Canadian dollar denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

	December 31	December 31
(in thousands)	2022	2021

Monetary assets

Cash and cash equivalents	$311	$1,567

Accounts receivable	739	155

Long-term investments - common shares held	60,443	59,517

Long-term investments - warrants held	560	1,536

Convertible note receivable	-	17,086

Non-revolving term loan	-	816

Other long-term assets	3,308	3,534

Total Canadian dollar denominated monetary assets	$65,361	$84,211

Monetary liabilities

Accounts payable and accrued liabilities	$8,180	$9,001

Performance share units	16,971	21,079

Lease liability	1,315	1,919

Pension liability	3,524	2,685

Total Canadian dollar denominated monetary liabilities	$29,990	$34,684

Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar
The following tables detail the Company’s sensitivity to a 10% increase or decrease in the Canadian dollar relative to the United States dollar, representing the sensitivity used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in exchange rates.

	As at December 31, 2022

	Change in Canadian Dollar
(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(2,507)	$2,507

Increase (decrease) in other comprehensive income	6,044	(6,044)

Increase (decrease) in total comprehensive income	$3,537	$(3,537)

	As at December 31, 2021

	Change in Canadian Dollar
(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(999)	$999

Increase (decrease) in other comprehensive income	5,952	(5,952)

Increase (decrease) in total comprehensive income	$4,953	$(4,953)

Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy
The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		December 31, 2022

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	26	$696,089	$696,089	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	11	2,516	-	2,516	-

Long-term investments - common shares held	18	255,535	255,535	-	-

Long-term investments - warrants held	18	560	-	560	-

		$954,700	$951,624	$3,076	$-

		December 31, 2021

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	26	$226,045	$226,045	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	11	1,716	-	1,716	-

Long-term investments - common shares held	18	59,941	59,941	-	-

Long-term investments - warrants held	18	1,536	-	1,536	-

Kutcho Convertible Note	17	17,086	-	-	17,086

		$306,324	$285,986	$3,252	$17,086